Related party transactions (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Beijing Fanbosha Commerce and Trade Co., Ltd. [Member]
Related Party Transaction [Line Items]
Purchases of merchandises:		¥ 4,141	¥ 27,863
Beijing Jushangminghui Commerce and Trade Co., Ltd. [Member]
Related Party Transaction [Line Items]
Purchases of merchandises:		¥ 526	¥ 59,767